BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
BALANCE SHEET
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000	1,000
Common stock, shares issued (in shares)	1,000	1,000
Common stock, shares outstanding (in shares)	1,000	1,000